Other income (Tables)	6 Months Ended
Jun. 30, 2022
Other income [abstract]
Details of other income
Other income
1
1 January to 30 June
in EUR million 2022 2021
Share of result associates and joint ventures 35 23
Impairment of associates and joint ventures -153 -3
Net result derecognition of financial assets measured

at amortised cost

-3 -3
Net monetary gain or loss -250
Other
70 166
-300 184
1 2021 presentation has been updated to improve consistency and comparability